Annual Total Returns- Inverse NASDAQ-100 Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse NASDAQ-100 Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.87%)	(18.98%)	(29.61%)	(19.48%)	(12.72%)	(10.21%)	(25.22%)	(3.62%)	(28.40%)	(41.58%)